Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and cash equivalents	$ 1,276	$ 684
Restricted cash equivalents	116	118
Accounts receivable	5,927	6,548
Publicly Traded and Private Equity Investments	99	323
Severance investments	1	3
Long-term receivables included in other assets [note 14]	217	198
Financial assets held for sale [note 3]
Total	7,636	8,133
Financial liabilities
Bank indebtedness [note 17]	0	1,098
Long-term debt (including portion due within one year)	3,168	3,285
Accounts payable	5,628	6,094
Financial liabilities held for sale [note 3]
Other Liabilities, Total	8,796	10,703
Foreign currency contracts
Derivative assets designated as effective hedges, measured at fair value	70	34
Derivative liabilities designated as effective hedges, measured at fair value	(18)	(101)
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Financial assets held for sale [note 3]
Severance investments held for sale		1
Fluid Pressure & Controls Business [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Financial assets held for sale [note 3]
Accounts receivable held for sale		258
Financial liabilities held for sale [note 3]
Accounts payable held for sale		226
Foreign Exchange Contract [Member]
Foreign currency contracts
Assets, Net amounts	52	(67)
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts
Derivative assets designated as effective hedges, measured at fair value	46	25
Other Assets [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts
Derivative assets designated as effective hedges, measured at fair value	24	9
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts
Derivative liabilities designated as effective hedges, measured at fair value	(10)	(61)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts
Derivative liabilities designated as effective hedges, measured at fair value	$ (8)	(40)
Bank Indebtedness [Member]
Financial liabilities
Bank indebtedness [note 17]		35
Commercial Paper [Member]
Financial liabilities
Bank indebtedness [note 17]		$ 1,063